Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000078165 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078165 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078165 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078165 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078165 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078165 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078165 [Member] | Bilibili Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078165 [Member] | Haitian International Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078165 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078165 [Member] | Bank Negara Indonesia Persero Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078165 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078165 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078165 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078165 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000078165 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078165 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078165 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078165 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078165 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078165 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078165 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078165 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078165 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000078165 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078165 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000078165 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216360 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000216360 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216360 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216360 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216360 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216360 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216360 [Member] | Bilibili Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216360 [Member] | Haitian International Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216360 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216360 [Member] | Bank Negara Indonesia Persero Tbk P T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216360 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216360 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000216360 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216360 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000216360 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216360 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216360 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000216360 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216360 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216360 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000216360 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216360 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216360 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216360 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000216360 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216360 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000216360 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135917 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135917 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135917 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135917 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000135917 [Member] | TFI International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135917 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135917 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135917 [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135917 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135917 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135917 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000135917 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000135917 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000135917 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135917 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135917 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135917 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000135917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000135917 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135917 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000135917 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000135917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000216361 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000216361 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216361 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000216361 [Member] | TFI International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216361 [Member] | Wise PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216361 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216361 [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216361 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216361 [Member] | UBS Group A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216361 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000216361 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000216361 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000216361 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216361 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216361 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216361 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000216361 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000216361 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216361 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000216361 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000216361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%